Basis of Presentation and Summary of Significant Accounting Policies - Summary of Property and equipment (Detail) - Bird Rides [Member]	12 Months Ended
Dec. 31, 2020
Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Lesser of useful life or lease term
Minimum [Member] | Computer Hardware, Software, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Maximum [Member] | Computer Hardware, Software, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years